Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Basis of consolidation

(b)    Basis of consolidation

The consolidated financial statements include the financial statements of Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries with Chenghe have been eliminated upon consolidation.

Use of estimates

(c)     Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to provision of allowance for expected credit losses, estimates for inventory provisions, and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(d)    Foreign currency

The Group’s reporting currency is United States dollars (‘‘US$’’ or ‘‘$’’). The Group’s subsidiaries incorporated in Japan, Indonesia, Singapore, Korea, France, Italy, Hong Kong and the United States generally use their respective local currencies as their functional currencies, including Japanese Yen (‘‘JPY’’), Indonesian Rupiah (“IDR”), Singapore Dollars (“SGD”), Korean Won (“KRW”), Euro (“EUR”), and US$. The determination of the respective functional currency is based on the criteria of Accounting Standard Codification (“ASC’) Topic 830, Foreign Currency Matters.

In preparing the financial statements of each individual group entity, transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange gains and losses resulting from the settlement of monetary items, and the retranslation of monetary items, are recorded as foreign currency exchange gain or loss included in “Financial expenses, net” in the consolidated financial statements of operations and comprehensive loss.

For the purpose of presenting the consolidated financial statements, the Group entities with functional currencies other than the US$, translate their operating results and financial position into US$, the Group’s reporting currency. Assets and liabilities in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit. The US$ against IDR exchange rates are obtained from Jakarta Interbank Spot Dollar Rate (“JISOR”) published by Bank Indonesia, while other exchange rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

Year-end spot rate	As of December 31,
	2024	2025
US$ against JPY	157.3700	156.8000
US$ against KRW	1,477.8600	1,444.5500
US$ against SGD	1.3662	1.2859
US$ against EUR	0.9661	0.8521
US$ against IDR	16,090.0000	16,720.0000
US$ against RMB	7.2993	6.9931
Average rate	For the years ended December 31,
	2023	2024	2025
US$ against JPY	140.5001	151.4551	149.5686
US$ against KRW	1,306.7637	1,363.4381	1,421.3963
US$ against SGD	1.3428	1.3363	1.3065
US$ against EUR	0.9245	0.9242	0.8845
US$ against IDR	15,236.4300	15,844.4435	16,459.8904
US$ against RMB	7.0809	7.1957	7.1875

Cash

(e)     Cash

Cash consists of cash in banks and cash on hand. The Group maintains cash with various financial institutions in different countries at where it has operations. As of December 31, 2024 and 2025, substantially all of the Group’s cash were held in reputable financial institutions located in the Japan, Europe, Korea and Indonesia. The Group has not experienced any losses in bank accounts and believes it is not exposed to any credit risks on its cash in bank accounts.

Cash as reported in the consolidated balance sheets are presented in denomination currency as follows:

	As of December 31,
	2024		2025
Cash	Amount	USD Equivalent	Amount	USD Equivalent
JPY	145,308,205	923,354	124,802,919	795,937
USD	149,775	149,775	404,127	404,127
EUR	580,500	600,869	179,027	210,106
KRW	714,445,264	483,432	277,898,918	192,378
IDR	6,189,767,295	384,697	2,660,036,579	159,097
Others	various	104,508	various	36,496
Total		2,646,635		1,798,141

Accounts receivable, net

(f)     Accounts receivable, net

Accounts receivable represent the amounts that the Group has an unconditional right to consideration. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for credit losses. As of December 31, 2024 and 2025, the allowance for credit losses for the Group’s accounts receivable was US$680,922 and US$2,355,443, respectively.

Expected Credit Losses

(g)    Expected credit losses

On January 1, 2022, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, replacing the previous incurred loss impairment model, which makes allowances when there is substantial doubt as to the collectability and a loss is determined to be probable.

The Group’s accounts receivable and deposits in prepaid expenses and other current assets, net are within the scope of ASC 326. The Group maintains an estimated allowance for credit losses to reduce them to the amount that it believes will be collected. The Group has identified the relevant risk characteristics of its customers and the related receivables and deposits in prepaid expenses and other current assets, which include size, types of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, and current economic conditions in assessing the lifetime expected credit losses. Additionally, external data and macroeconomic factors are also considered. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual bad debts. If there is strong evidence indicating that these financial assets are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. The balance of these financial assets is written off after all collection efforts have been exhausted. For the years ended December 31, 2023, 2024 and 2025, the Group recognized expected credit loss of US$470,265, US$525,289 and US$2,742,620 respectively.

Deferred offering costs

(h)    Deferred offering costs

Deferred offering costs consist of underwriting, legal, consulting and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Immediately before the Business Combination, the Group had capitalized deferred offering costs of US$2,686,855, and all the deferred offering costs were charged against shareholders’ equity upon consummation of the Business Combination.

Inventories

(i)     Inventories

Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and variable selling expenses. Cost of inventories is determined using moving weighted average method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. Additionally, the cost of inventory with shelf life should be written down if the products are expired. Inventory write-downs of US$99,761, US$156,453 and US$115,849 were recorded for the years ended December 31, 2023, 2024 and 2025, respectively.

Assets held for sale

(j)     Assets held for sale

The Group determines to classify a long-lived asset as held for sale in which the following criteria are met: (i) once management has the authority to approve and commits to a plan to sell the long-lived asset; (ii) the long-lived asset is available for immediate sale; (iii) there is an active program to locate a buyer and other actions required to complete the plan to sell the long-lived asset; (iv) the sale of the property is probable and the transfer of the property is expected to occur within one year. Upon the determination to classify a long-lived asset as held for sale, the Group ceases recording further depreciation and amortization relating to the associated assets and those assets are measured at the lower of its carrying amount or fair value less disposition costs and are presented separately in the consolidated balance sheets.

Property and equipment, net

(k)    Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives and residual value are as follows:

Category	Estimated useful lives	Residual value
Office equipment and furniture	2 – 5 years	5%
Vehicles	3 – 4 years	5%

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive loss in other income or expenses.

Impairment of long-lived assets

(l)     Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, which is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the years ended December 31, 2023, 2024 and 2025, no impairment of long-lived assets was recognized.

Fair value measurement

(m)   Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

•        Level 2 — Include other inputs other than quoted prices in active market; and

•        Level 3 — Unobservable inputs which are supported by little or no market activity that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, other receivables included in prepaid expenses and other current assets, amount due from related parties, other non-current assets, accounts payable, other payables included in accrued expenses and other current liabilities, amount due to related parties, short-term borrowing and long-term borrowing. As of December 31, 2024 and 2025, the carrying amounts of the current financial assets and liabilities approximate their fair values due to the short-term maturity. The carrying amount of non-current liabilities including long-term borrowing approximates their fair value as the related interest rates approximate market rates for similar debt instruments of comparable maturities.

The OET derivative liability is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy. Its fair value is determined using the Black-Scholes option pricing model, which incorporates both observable inputs (stock price and risk-free rate) and significant unobservable input (expected volatility). Expected volatility is estimated based on the historical volatility of a set of comparable public companies, adjusted for the specific circumstances of the Group.

Commitments and contingencies

(n)    Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter. The Group did not identify any significant commitments or contingencies as of December 31, 2024 and 2025.

Revenue recognition

(o)    Revenue recognition

The Group generates revenues from global goods trading and others.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenues are recorded net of value-added taxes and consumption tax.

Global goods trading

The Group generates revenue from global goods trading by entering into contracts with customers, covering Asia and Europe. The majority of the Group’s revenue is derived from sale of global goods. The Group recognizes revenue at a point in time when the goods have been received and accepted by the customers. The price of goods is fixed and sales return is usually offered for a period of within 30 days which make the contract consideration variable arising from return allowances. The Group estimates the variable consideration based on the volatility of markets and its past experience with similar types of product sales, and include the amounts of variable consideration in the transaction price to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Such estimates are made using the ‘expected value’ method and is updated as and when additional information is available. Liabilities for variable consideration were included in “Accrued expenses and other current liabilities”. The Group recognizes the revenue at a point of time upon the customers’ acceptance of goods that reflects the control already transferred to the customers.

The Group considers itself the principal and recognizes revenues from global goods trading on a gross basis through the following considerations:

•        The Group is primarily responsible for fulfilling the promise to provide agreed-upon goods, in the aspect of sourcing and determining vendors, contracting with customers and vendors separately, maintaining efficient supply chain including transportation and warehousing, as well as resolving complaints and arranging return of goods due to quality issue, etc.

•        The Group assumes inventory risk, in the aspect of obtaining legal title for the accepted goods before transferring to the customers and bearing risk of potential loss due to factors such as physical damage, decline in value, or obsolescence, without unconditional return right against the vendors.

•        The Group has discretion in establishing the price with the consideration of credit risk of the customers, market demand and transportation cost rather than being limited by the other party to a range or a specified floor of price.

Others

The Group also derives revenues from providing other services, such as global brand operations services and sales promotion services that are ancillaries to global goods trading business, mainly to provide marketing support and online platform account management for merchants who run shops on online platforms. Revenues generated from other services is recognized over the service period.

The Group provides assurance-type warranties that its products will function as intended and comply with agreed-upon specifications. The Group does not offer any service-type warranties or other services in addition to this basic assurance. Therefore, these warranties are not accounted for as separate performance obligations under ASC 606, but rather as warranty liabilities under ASC 460.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised goods or services to its clients and when the clients pay for those goods or services will be one year or less.

The following table disaggregates the Group’s revenue by major sources:

	For the years ended December 31,
	2023	2024	2025
By revenue type
Global goods trading	$21,877,126	$29,037,915	$24,146,468
Others	914,412	1,189,024	2,273,246
Total	$22,791,538	$30,226,939	$26,419,714

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	$21,877,126	$29,037,915	$24,146,468
Over time	914,412	1,189,024	2,273,246
Total	$22,791,538	$30,226,939	$26,419,714

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. Other than accounts receivable, the Company had no other material contract assets recorded on its consolidated balance sheets as of December 31, 2024 and 2025, respectively.

The contract liabilities consist of advances from customers, which represent the cash received for goods and services in advance of revenue recognition and is recognized as revenue when the Group fulfills its performance obligation. The Group’s advances from customers amounted to US$394,254 and US$103,609 as of December 31, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, the Group recognized US$2,115,808, US$332,068 and US$372,323 revenue that was included in advances from customers balance at January 1, 2023, 2024 and 2025, respectively.

Cost of revenues

(p)    Cost of revenues

Cost of revenues primarily consists of procurement cost, freight-in cost, and to a lesser degree, packaging supplies cost, payroll costs as well as impairment cost due to inventory write-downs.

Selling and marketing expenses

(q)    Selling and marketing expenses

Selling and marketing expenses mainly consist of payroll expenses, office and utilities expenses, advertising and sales commission expenses, and other expenses related to sales personnel.

General and administrative expenses

(r)     General and administrative expenses

General and administrative expenses mainly consist of payroll expenses, operation and support expenses, professional service expenses, expected credit loss of financial assets, rental expenses, depreciation expenses, office and utilities expenses, and other expenses related to general corporate functions.

Employee benefit

(s)     Employee benefit

Laws require the Group’s entities incorporated to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basis compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the consolidated statements of operations and comprehensive loss amounted to US$280,472, US$331,797 and US$212,766 for the years ended December 31, 2023, 2024 and 2025, respectively.

Leases

(t)     Leases

The Group enters into lease agreements for office spaces.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Group as a lessee

Operating lease ROU assets

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding discounted lease payments at the commencement date. Lease payments included in the measurement of the lease liabilities comprise fixed lease payments, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. The Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

Lease liabilities are measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options. The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is recognized over the non-cancellable lease term on a straight-line basis and is included in revenue in the consolidated statement of operations and comprehensive loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Group does not have any sales-type or direct financing leases for the years ended December 31, 2023, 2024 and 2025.

Income taxes

(u)    Income taxes

The Group accounts for income taxes under ASC 740. Income taxes consists of current taxes and deferred taxes. Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, based on a more-likely-than-not threshold, to reduce deferred tax assets to the amount expected to be realized. The Group’s ability to realize deferred tax assets depends on each individual entity’s ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

The Group applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in income tax expense.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value-added tax (“VAT”)

(v)     Value-added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from goods trading and other revenue. The Group records revenues net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The primary applicable rate of VAT is listed below:

Japan

The Japanese subsidiary is subject to consumption tax. The Consumption Tax Act (Act No. 108 of December 30, 1988, as amended) provides for a multi-step, broad-based tax imposed on most transactions on goods and services in Japan. Consumption tax is assessed at each stage of the manufacturing, importing, wholesale, and retail process. The current consumption tax rate is generally 10%, with an 8% rate applying to a limited number of exceptions.

Indonesia

The Indonesian subsidiary is subject to value-added tax. VAT collection is based on the accrual principle, whereby VAT must be collected at the time of delivery of taxable goods or services. VAT is applicable on deliveries of goods and services within Indonesia at a rate of 11% and VAT on export of goods is zero-rated.

Subsidiaries incorporated in other countries are subject to the respective applicable value added tax rates of the countries where they are resident, with a range from 7% to 22%.

Non-controlling interest

(w)    Non-controlling interest

For the Group’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Comprehensive loss

(x)    Comprehensive loss

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net loss.

Loss per share

(y)     Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Warrants

(z)     Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Group’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time warrant issuance and as of each subsequent balance sheet date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Currently, the Group accounts for its outstanding warrants as equity-classified instruments under equity treatment at its assigned value.

Related parties

(aa)  Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

(ab) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one principal reportable segment as defined by ASC 280. The single reportable segment contains product revenues derived from global goods trading, and service revenues that are ancillaries to global goods trading business.

The primary measurement of segment profit or loss is reported in the consolidated statements of operations as the total net loss. The measurement of segment assets is reported in the consolidated balance sheets as total assets. The CODM uses segment profit or loss to monitor budget versus actual results, and also in competitive analysis by benchmarking to the Group’s competitors at the same development stage. CODM uses current assets in assessing the working capital of the Group, and non-current assets in planning the budget for capital expenditure. Within the information provided, the CODM specifically reviews payroll expenses, office and utilities expenses, and advertising and sales commission expenses under selling and marketing expenses; and payroll expenses and rental expenses under general and administrative expenses. These expense categories are considered as significant segment expenses, which are reviewed and monitored by the CODM to manage the overall budget spending and operation efficiency of the Group. Other operating expenses are reviewed in aggregate.

The following table presents the key metrics reviewed by CODM to evaluate the segment’s performance:

	For the years ended December 31,
	2023	2024	2025
Revenues	$22,791,538	$30,226,939	$26,419,714
Cost of revenues	(21,758,592)	(29,078,294)	(24,479,141)
Selling and marketing expenses:	(3,265,269)	(4,016,204)	(2,734,349)
Payroll expenses	(2,188,178)	(2,328,412)	(1,520,582)
Office and utilities expenses	(516,805)	(1,120,638)	(539,500)
Advertising and sales commission expense	(314,878)	(413,111)	(543,319)
Others	(245,408)	(154,043)	(130,948)
General and administrative expenses:	(4,076,003)	(6,708,210)	(6,766,136)
Payroll expenses	(1,506,147)	(2,335,705)	(1,772,369)
Rental expenses	(543,828)	(696,961)	(426,196)
Others	(2,026,028)	(3,675,544)	(4,567,571)
Total other (expenses)/income, net	(415,532)	(1,403,022)	1,598,871
Income tax expense	(2,831)	—	(9,064)
Net loss	$(6,726,689)	$(10,978,791)	$(5,970,105)

The following table disaggregates the Group’s revenues by primary geographical markets based on the location of customers for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025
Japan	$15,520,578	$16,103,600	$10,813,920
Indonesia	3,818,385	11,069,030	5,817,295
Hongkong	—	—	4,737,670
Europe	2,035,737	1,467,784	4,318,216
Others(1)	1,416,838	1,586,525	732,613
Total revenues	$22,791,538	$30,226,939	$26,419,714

____________

(1)      No revenues of individual region in others exceeded 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025.

The following table disaggregates the geographic information of the Group’s long-lived assets, which consist of property and equipment and operating lease right-of-use assets, as of December 31, 2024 and 2025.

	As of December 31,
	2024	2025
Indonesia	$456,315	$429,904
Singapore	119	168,425
Japan	92,924	166,859
Europe	170,707	—
Others(1)	184	67
Total long-lived assets	$720,249	$765,255

____________

(1)      No long-lived assets of individual region in others exceeded 10% of the Group’s total long-lived assets as of December 31, 2024 and 2025.

The following table disaggregates the Group’s revenues by products and services for the years ended December 31, 2023, 2024 and 2025. Product revenues relate to sales of household appliances, consumer electronic accessories, skincare products, maternity and baby products, oral-care products, health-care products, watches and accessories, toys and game products, cosmetics products, and other products. Service revenues relate to revenues from other services, such as global brand operations services and sales promotion services that are ancillaries to global goods trading business.

	For the years ended December 31,
	2023	2024	2025
Product revenues:
Household appliances	$4,561,964	$8,806,349	$7,653,415
Skincare products	3,765,753	2,374,728	3,780,815
Maternity and baby products	—	117,437	3,410,700
Consumer electronic accessories	4,315,804	7,140,303	3,383,534
Oral-care products	3,188,687	5,023,175	2,566,897
Health-care products	2,429	1,117,975	1,265,622
Watches and accessories	163,698	1,014,867	890,816
Toys and game products	2,365,144	1,443,526	484,298
Cosmetics products	2,912,957	1,532,947	398,249
Other products	600,690	466,608	312,122
Subtotal	$21,877,126	$29,037,915	$24,146,468
Service revenues	914,412	1,189,024	2,273,246
Total revenues	$22,791,538	$30,226,939	$26,419,714

Recently issued accounting pronouncements

(ac) Recently issued accounting pronouncements

The Group expects to be an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

Recently issued accounting pronouncements issued but not yet adopted

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure update and simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For each individual amendment, the effective date is the date on which the SEC’s removal of the related disclosure from Regulation S-X or Regulation S-K becomes effective. For all other entities, the amendments will be effective two years later from that same trigger date. If the SEC has not removed the related disclosure from its regulations by June 30, 2027, the specific amendment will be removed from the Codification and will not become effective for any entity. The Group is in the process of evaluating the effect of the adoption of this ASU.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. As an emerging growth company (“EGC”) under the JOBS Act, the Group intends to use the extended transition period available to non-public business entities and has not early adopted ASU 2023-09. Accordingly, the Group plans to adopt the new standard in its fiscal year beginning January 1, 2026. The Group is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures.

In November 4, 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets”. It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and the adoption of this ASU is expected to have an immaterial impact on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements”. This Update targets improvements to the guidance for interim financial reporting to enhance the consistency and comparability of information provided in interim periods. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.